NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 13,795	$ 14,447
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,809	2,708
Preferred equity of subsidiaries	2,758	4,314
Non-controlling interests in subsidiaries and properties	10,455	18,310
Total interests of others in operating subsidiaries and properties	16,022	25,332
Total non-controlling interests	29,829	39,800
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
FV LTIP units of the Operating Partnership	$ 12	$ 21